    As filed with the Securities and Exchange Commission on April 10, 2007

                                                     Securities Act No. 33-81800

                                        Investment Company Act File No. 811-8644
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               -------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [X]

                  Pre-Effective Amendment No.                           [ ]
                                               --

                  Post-Effective Amendment No. 31                       [X]
                                               --

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         [X]

                  Amendment No. 33                                      [X]
                                --

                            THE COVENTRY FUNDS TRUST
                               ------------------
               (Exact Name of Registrant as Specified in Charter)


                     3435 Stelzer Road, Columbus, Ohio 43219
                     ---------------------------------------
                    (Address of Principal Executive Offices)

                  Registrant's Telephone Number: (614) 470-8000
                                                 -----------------

                               R. Jeffrey Young
                               BISYS Fund Services
                                3435 Stelzer Road
                              Columbus, Ohio 43219
                             ----------------------
                     (Name and Address of Agent for Service)

                                   Copies to:

                             Michael V. Wible, Esq.
                               Thompson Hine LLP
                              10 West Broad Street
                                   Suite 700
                               Columbus, OH 43215


It is proposed that this filing will become effective (check appropriate box):

[ ]    immediately upon filing pursuant to paragraph (b)

[X]    on May 11, 2007 pursuant to paragraph (b)

[ ]    60 days after filing pursuant to paragraph (a)(1)

[ ]    on (date) pursuant to paragraph (a)(1)

[ ]    75 days after filing pursuant to paragraph (a)(2)

[ ]    on (date) pursuant to paragraph (a)(2) of Rule 485

[X] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing pursuant to Rule 485(b)(1)(iii) is solely for the purpose of extending the effective date for Registrant's Post-Effective Amendment No. 30, filed on January 26, 2007 pursuant to Rule 485(a) under the Securities Act of 1933, to May 11, 2007. The prospectus and Statement of Additional Information in this Post-Effective Amendment No. 31 are identical those in Post-Effective Amendment No. 30 and are incorporated by reference herein in their entirety.

                                     PART C
                                   -----------

                                OTHER INFORMATION
                                -----------------
         ITEM 23.  EXHIBITS
                (a)(1) Form of Amended and Restated Declaration of Trust dated July 20, 1994, as amended and restated
                         February 5, 1997 and November 20, 2002 (1)
                (a)(2)   Establishment and Designation of Series of Shares
                         (The EM Capital India Gateway Fund)(4)

                (b)      By-Laws(2)
                (c) Articles V and VI of the Registrant's Amended and Restated Declaration of Trust define rights of holders of Shares.
                (d) Investment Advisory Agreement between Registrant and EM Capital Management, LLC (4)

                (e)(1) Distribution Agreement between Registrant and BISYS Fund Services Limited Partnership (4)

                (e)(2)   Distribution Services Agreement (4)

                (f)      Not Applicable

                (g) Custody Agreement between Registrant and Union Bank of California (4)

                (h)(1) Master Services Agreement between the Registrant and BISYS Fund Services Ohio, Inc. (4)

                (h)(2)   Expense Limitation Agreement(4)

                (h)(3)   Compliance Services Agreement(4)

                (i)      Opinion and Consent of Counsel(4)

                (j)      Consent of Independent Registered Public Accounting
                         Firm (4)

                (k)      Not Applicable

                  (l)      Not Applicable

                  (m)      Service and Distribution Plan(4)

                  (n)      Not Applicable

                  (o)      Rule 18f-3 Plan(4)

                  (p)(1)   Code of Ethics of Registrant(3)
                  (p)(2)   Code of Ethics of EM Capital Management, LLC(4)

                  (q)      Powers of Attorney are filed herewith.

__________________

1.       Filed with Post-Effective Amendment No. 21 on April 28, 2003.
2.       Filed with Pre-Effective Amendment No. 1 on February 5, 1997.
3.       Filed with Post-Effective Amendment No. 9 filed April 28, 2000.
4.       To be filed by amendment.
ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT Not applicable.
ITEM 25.          INDEMNIFICATION
                  Reference is made to Article IV of the Registrant's Amended and Restated Declaration of Trust (Exhibit (a)(1)) which is incorporated by reference herein.

                  Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Fund's Declaration of Trust, its By Laws or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issues.

ITEM 26.          BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER
                  (a) EM Capital Management, LLC is the investment adviser for the Fund. The business and other connections of EM Capital Management, LLC are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") of EM Capital Management, LLC as currently filed with the SEC which is incorporated by reference herein.
ITEM 27.          PRINCIPAL UNDERWRITER
                   (a) BISYS Fund Services, Limited Partnership ("BISYS" or the "Distributor") acts as principal underwriter for the following investment companies;
                   American Independence Funds Trust
                   American Performance Funds
                   The Bjurman, Barry Funds
                   The Coventry Group
                   The Coventry Funds Trust
                   Excelsior Funds, Inc.
                   Excelsior Funds Trust
                   Excelsior Tax-Exempt Funds, Inc.
                   First Focus Funds, Inc.
                   The Hirtle Callaghan Trust
                   HSBC Advisor Funds Trust
                   HSBC Investor Funds
                   HSBC Investor Portfolios
                   Legacy Funds Group
                   Pacific Capital Funds
                   STI Classic Funds
                   STI Classic Variable Trust
                   USAllianz Variable Insurance Products Trust
                   Vintage Mutual Funds, Inc.

                   BISYS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers. BISYS' main address is 100 Summer Street, 15th Floor, Boston, Massachusetts, 02110. Office of Supervisory Jurisdiction(OSJ) Branch is located at 3435 Stelzer Road, Columbus, Ohio 43219. BISYS is an indirect wholly-owned subsidiary of The BISYS Group, Inc.

                  (b) Information about Directors and Officers of BISYS is as follows:


Name                   Position with Underwriter
----------------       ---------------------------------------------------------
Bryan K. Bey           President and Director
Elliott Dobin          Secretary
Andrew H. Beyer        Chief Compliance Officer
Wayne A. Rose          Assistant Chief Compliance Officer
James E. Pike          Financial and Operations Principal


                  (c)      Not Applicable

ITEM 28.          LOCATION OF ACCOUNTS AND RECORDS
                  (a) In connection with the Fund, the accounts, books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and rules promulgated thereunder are in the possession of EM Capital Management, LLC, 61 Moraga Way, Suite 207, Orinda, California 94563 (records relating to its function as investment adviser for the Fund); BISYS Fund Services, 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as general manager, administrator and distributor), BISYS Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, Ohio 43219 (records relating to its functions as transfer agent) and Union Bank of California, N.A., 350 California Street, San Francisco, California 94104 (records relating to its function as custodian).
ITEM 29.          MANAGEMENT SERVICES
                  Not Applicable.
ITEM 30.          UNDERTAKINGS
                  None

                               SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this registration statement under 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 31 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Columbus in the State of Ohio on the 9th day of April, 2007.

                            THE COVENTRY FUNDS TRUST

                                    By:     /s/ R. Jeffrey Young
                                            ---------------------
                                            R. Jeffrey Young
                                            President

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

Signature                               Title                                       Date
-----------                             ------                                      ------
/s/Walter B. Grimm                      Trustee                                     April 9, 2007
------------------------
Walter B. Grimm*

/s/ Diane E. Armstrong                  Trustee                                     April 9, 2007
------------------------
Diane E. Armstrong*

/s/ Maurice G. Stark                    Trustee                                     April 9, 2007
------------------------
Maurice G. Stark*

/s/ Michael M. Van Buskirk              Trustee                                     April 9, 2007
------------------------
Michael M. Van Buskirk*

/s/ James H. Woodward                   Trustee                                     April 9, 2007
------------------------
James H. Woodward*

/s/ R. Jeffrey Young                    President                                   April 9, 2007
------------------------                (Principal Executive Officer)
R. Jeffrey Young

/s/ Linda Durkin                        Treasurer (Principal                        April 9, 2007
------------------------                Financial and Accounting Officer)
Linda Durkin


         /s/ Michael V. Wible
         --------------------------------------
         Michael V. Wible, as attorney-in-fact

*        Pursuant to power of attorney filed herewith.

                                 EXHIBIT INDEX

Exhibit No.                                    Description
-----------                                    -----------

   23(q)                                       Power of Attorney